Capital structure - Dividends (Details) - $ / shares		12 Months Ended
	Feb. 14, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common share cash dividends declared (in dollars per share)		$ 1.76	$ 1.76	$ 1.76
Common share cash dividends paid (in dollars per share)		$ 1.76	$ 1.76	$ 1.76
Subsequent Event
Class of Stock [Line Items]
Common share cash dividends declared (in dollars per share)	$ 0.44